Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables, Excluding Deferred Income Classified As Current
Critical Accounting Estimates and Judgements
3.	Critical accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgments, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgments in order to ensure that the consolidated financial statements are presented fairly and in accordance with IFRS. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

(a)	Critical accounting estimates and assumptions

Critical accounting estimates and assumptions are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.

The following discusses the most significant accounting estimates and assumptions that the Company has made in the preparation of the consolidated financial statements.

Accounting for modification to the Novo license agreement

The modification of the Novo license agreement during the year required management to exercise judgments in accounting for the contract modification of the license agreement.. Significant management judgments include, assessment of any increases to the scope of the license agreement; assessment of whether the remaining goods or services are distinct from goods or services transferred before the modification and; assessment of whether a portion of the changes in the transaction price is attributable to the amount of variable consideration promised before the modification. . Any changes in the judgments or assumptions applied to account for the Novo license agreement could result in a significant impact on the Company’s revenue and deferred revenue. Additional information is included in note 5 - License and distribution arrangements.

Fair value of warrants and stock options

Determining the fair value of the warrants and stock options requires judgment related to the selection of the most appropriate pricing model, the estimation of stock price volatility and the expected term of the underlying instruments. Any changes in the assumptions or inputs utilized to determine fair value could result in a significant impact on the Company’s future operating results, liabilities or other components of shareholders’ equity. Fair value assumptions used are described in note 18 - Warrant liability and 20 - Share capital, warrants and other capital.

Impairment of goodwill

The annual impairment assessment related to goodwill requires management to estimate the recoverable amount, which has been determined using fair value less cost of disposal. The Company has a single cash generating unit and reportable segment, and management monitors goodwill based on an overall entity basis. The carrying amount of its consolidated net assets is compared to its overall market capitalization less estimated cost of disposal. Based on this calculation and the Company’s successful financings throughout 2020 and post year end, increased market capitalization post year end and successful negotiations of customer contracts with upfront payments, management determined that goodwill was not impaired. Future events could cause the assumptions utilized in the impairment tests to change, resulting in a potentially adverse effect on the Company’s future results due to increased impairment charges.

Employee future benefits

The determination of expenses and obligations associated with employee future benefits requires the use of assumptions, such as the discount rate to measure obligations, rate of pension benefit increases, the projected age of employees upon retirement and the expected rate of future compensation. Because the determination of the costs and obligations associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results that are estimated based on the aforementioned assumptions. Additional information is included in note 19 - Employee future benefits.

Income taxes

The estimation of income taxes includes evaluating the recoverability of deferred tax assets based on an assessment of Group entities’ ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income, which in turn is dependent upon the successful commercialization of the Company’s products. To the extent that management’s assessment of any Group entity’s ability to utilize future tax deductions changes, the Company would be required to recognize more or fewer deferred tax assets, and future income tax provisions or recoveries could be affected. Additional information is included in note 23 - Income taxes.

Measurement uncertainty

The significant spread of COVID-19 within the U.S., Canada, Germany and elsewhere has resulted in a widespread health crisis and has had adverse effects on local, national and global economies generally, the markets the Company serves, its operations and the market price of its common shares.

Uncertain factors, including the duration of the outbreak, the severity of the disease and the actions to contain or treat its impact, could cause interruptions in the Company’s operations and supply chain, which could impact the Company’s ability to accurately measure the net realizable value of inventory and fair value of trade and other receivables.